Related Party Transaction and Balances (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Shareholder consideration	¥ 23.2
Qiaoxiang Education [Member]
Related Party Transaction [Line Items]
Percentage of sponsorship interests	100.00%